Income Tax (Details 2)	4 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Statutory federal income tax rate	21.00%
State taxes, net of federal tax benefit	0.00%
Permanent Book/Tax Differences	(22.00%)
Change in valuation allowance	(1.00%)
Income tax provision	0.00%	21.00%